UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Rocky Mount, North Carolina  27804
(Address of principal executive offices)  (Zip code)

Paracorp Inc.
2140 South Dupont Hwy., Camden, DE  19934
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end:  September 30

Date of reporting period:   March 31, 2021

Item 1. REPORT TO STOCKHOLDERS.

QCI
Asset Management, Inc.

QCI Balanced Fund

SEMI-ANNUAL REPORT

From October 1, 2020 through March 31, 2021
Unaudited

This report and the financial statements contained herein are submitted for the general information of the shareholders of the QCI Balanced Fund (the “Fund”). The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund’s distributor is a bank.

The QCI Balanced Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Rd., Suite 200, Raleigh, NC, 27609. There is no affiliation between the QCI Balanced Fund, including its principals, and Capital Investment Group, Inc.

COMPANY HISTORY

Originally founded in 1975, QCI Asset Management is a completely independent, 100% employee owned firm, managing investment portfolios for high net worth individuals, trusts, pension and retirement plans, corporations, higher education and other non-for-profit clients. We also provide objective, fee-based consulting advice to the fiduciaries for participant-directed retirement plans.

You Come First. Your financial success is what drives us. We're focused on helping you achieve your goals for the future. Highly responsive client service and regular, proactive communication is what you can expect from us.

Right Sized for Success. QCI Asset Management is small enough to offer you the personal service you deserve, yet large enough to back up that service with knowledgeable talent experienced in the finance industry. We conduct our own investment research and provide a wide range of services, all without selling you commission based financial products.

Consistent, Responsible Investment Practices. The basic principles of good investing never change. Accounts are structured with the goal of achieving acceptable, absolute performance during strong "up" markets, while providing superior relative returns in "down" markets. We follow well-defined processes at every step, with focused attention to detail and precision.

This approach is now broadly available via our QCI Balanced Fund. For more information and a prospectus, please call (800) 836-3960.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the QCI Balanced Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates.  Past performance is not a guarantee of future results.

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at e-qci.com or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

The QCI Balanced Fund is a series of the Starboard Investment Trust.

For More Information on the QCI Balanced Fund:

See Our Web site at e-qci.com
or
Call Our Shareholder Services Group at 800-773-3863.

QCI Balanced Fund

Schedule of Investments
(Unaudited)

As of March 31, 2021
	Principal	Coupon Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - 18.85%

Communication Services - 1.57%
Verizon Communications, Inc.	$ 985,000	4.125%	3/16/2027	$1,112,050
				1,112,050
Consumer Discretionary - 1.55%
Anheuser-Busch Cos., LLC	505,000	3.650%	2/1/2026	553,240
Lowe's Cos., Inc.	500,000	3.375%	9/15/2025	544,125
				1,097,365
Consumer Staples - 1.55%
General Mills, Inc.	975,000	4.200%	4/17/2028	1,099,168
				1,099,168
Energy - 0.80%
Chevron Corp.	535,000	2.895%	3/3/2024	569,884
				569,884
Financials - 5.87%
Bank of America Corp.	1,115,000	1.366%	10/21/2022	1,121,325
JP Morgan Chase & Co.	1,085,000	3.900%	7/15/2025	1,194,366
US Bancorp	785,000	3.600%	9/11/2024	854,406
Wells Fargo Bank NA	1,000,000	0.845%	9/9/2022	1,002,598
				4,172,695
Industrials - 3.18%
Deere & Co.	1,045,000	2.750%	4/15/2025	1,112,251
Norfolk Southern Corp.	245,000	3.250%	12/1/2021	247,919
Norfolk Southern Corp.	880,000	3.000%	4/1/2022	897,022
				2,257,192
Information Technology - 3.15%
Apple, Inc.	1,065,000	2.450%	8/4/2026	1,121,119
Microsoft Corp.	1,015,000	3.300%	2/6/2027	1,115,878
				2,236,997
Utilties - 1.18%
Duke Energy Corp.	805,000	2.650%	9/1/2026	841,069
				841,069

Total Corporate Bonds (Cost $13,457,198)				13,386,420

FEDERAL AGENCY OBLIGATIONS - 12.11%
Financials - 12.11%
Federal Home Loan Banks	760,000	1.125%	7/14/2021	761,984
Federal Home Loan Mortgage Corp.	2,080,000	0.250%	6/26/2023	2,080,582
Federal National Mortgage Association	1,830,000	1.875%	9/24/2026	1,909,111
Federal National Mortgage Association	1,315,000	2.000%	1/5/2022	1,333,673
Federal National Mortgage Association	2,345,000	2.625%	9/6/2024	2,516,302

Total Federal Agency Obligations (Cost $8,358,637)				8,601,652

				(Continued)

QCI Balanced Fund

Schedule of Investments - Continued
(Unaudited)

As of March 31, 2021
		Principal	Interest Rate	Maturity Date	Value (Note 1)

UNITED STATES TREASURY NOTES - 4.95%
	United States Treasury Note	$1,385,000	2.375%	8/15/2024	$1,473,510
	United States Treasury Note	1,705,000	1.625%	11/15/2022	1,745,760
	United States Treasury Note	300,000	0.125%	11/30/2022	299,895

	Total United States Treasury Notes (Cost $3,431,851)				3,519,165

MUNICIPAL BONDS - 1.85%
	New York State Urban Development Corp.	750,000	3.270%	3/15/2028	816,698
	New York State Urban Development Corp.	285,000	3.320%	3/15/2029	308,894
	University of North Texas System	190,000	2.898%	4/15/2021	190,153

	Total Municipal Bonds (Cost $1,230,587)				1,315,745

PREFERRED STOCK - 0.77%
Utilities - 0.77%				Shares
	NextEra Energy, Inc.			10,969	544,062

	Total Preferred Stock (Cost $544,826)				544,062

COMMON STOCKS - 51.77%

Communication Services - 4.73%				Shares
*	Alphabet, Inc. - Class C			500	1,034,315
*	Facebook, Inc.			2,471	727,784
*	The Walt Disney Co.			4,170	769,448
	Verizon Communications, Inc.			14,225	827,184
					3,358,731
Consumer Discretionary - 7.03%
*	Amazon.com, Inc.			499	1,543,946
*	Booking Holdings, Inc.			438	1,020,470
	McDonald's Corp.			3,033	679,817
	Starbucks Corp.			4,942	540,012
	The Home Depot, Inc.			2,115	645,604
	The TJX Cos., Inc.			8,538	564,789
					4,994,638
Consumer Staples - 3.23%
	Constellation Brands, Inc.			3,085	703,380
	PepsiCo, Inc.			5,405	764,537
	The Procter & Gamble Co.			6,085	824,091
					2,292,008
Energy - 3.44%
	Chevron Corp.			8,625	903,814
	Enbridge, Inc.			18,558	675,511
	Exxon Mobil Corp.			15,500	865,365
					2,444,690

					(Continued)

QCI Balanced Fund

Schedule of Investments - Continued
(Unaudited)

As of March 31, 2021
		Shares	Value (Note 1)

COMMON STOCKS - Continued

Financials - 10.24%
	Bank of America Corp.	22,886	$885,459
*	Berkshire Hathaway, Inc. - Class B	5,500	1,405,085
	Chubb Ltd.	3,575	564,743
	JPMorgan Chase & Co.	5,046	768,152
*	Manning & Napier, Inc.	175,000	1,132,250
	Mastercard, Inc.	2,300	818,915
	Regions Financial Corp.	32,630	674,136
	The Goldman Sachs Group, Inc.	1,129	369,183
	The PNC Financial Services Group, Inc.	3,726	653,578
			7,271,501

Health Care - 7.99%
	Abbott Laboratories	6,564	786,630
*	Biogen, Inc.	2,385	667,204
*	Exact Sciences Corp.	1,838	242,212
	Humana, Inc.	1,427	598,270
*	Illumina, Inc.	913	350,647
*	Incyte Corp.	7,000	568,890
	Johnson & Johnson	6,622	1,088,326
	Roche Holding AG	19,000	770,640
	Zoetis, Inc.	3,816	600,944
			5,673,763
Industrials - 4.68%
	General Dynamics Corp.	3,500	635,460
*	Southwest Airlines Co.	12,419	758,304
*	The Boeing Co.	5,000	1,273,600
*	The LS Starrett Co.	10,878	70,163
	United Parcel Service, Inc.	3,442	585,106
			3,322,633
Information Technology - 9.39%
	Apple, Inc.	17,000	2,076,550
*	Check Point Software Technologies Ltd.	6,000	671,820
	Microsoft Corp.	7,000	1,650,390
	NVIDIA Corp.	928	495,487
	QUALCOMM, Inc.	2,979	394,986
*	ServiceNow, Inc.	1,200	600,132
	Taiwan Semiconductor Manufacturing Co. Ltd.	3,469	410,313
	Universal Display Corp.	1,567	371,018
			6,670,696
Utilities - 1.04%
	NextEra Energy, Inc.	9,800	740,978
			740,978

	Total Common Stocks (Cost $25,621,674)		36,769,638
			(Continued)

QCI Balanced Fund

Schedule of Investments - Continued
(Unaudited)

As of March 31, 2021
						Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 6.69%

	Commodity Fund - 1.43%
	*	SPDR Gold Shares				6,340	$1,014,146
							1,014,146
	Materials - 5.26%
		Schwab US TIPS ETF				23,506	1,437,627
		Vanguard Mortgage-Backed Securities ETF				43,028	2,296,404
							3,734,031

		Total Exchange-Traded Products (Cost $4,697,989)					4,748,177

REAL ESTATE INVESTMENT TRUST - 0.81%
	Real Estate Investment Trust - 0.81%
		Americold Realty Trust				15,000	577,050

		Total Real Estate Investment Trust (Cost $499,506)					577,050

CALL OPTIONS PURCHASED - 7.04%			Number of	Exercise	Expiration	Notional
			Contracts	Price	Date	Value
	(a)	CBOE Market Volatility	450	$ 30.00	7/21/2021	$ 873,000	$126,000

		Total Call Options Purchased (Premiums Received $248,033)					126,000

SHORT-TERM INVESTMENT - 2.52%
		Fidelity Institutional Money Market Funds -				Shares
		Government Portfolio, 0.01% §				1,791,044	1,791,044

		Total Short-Term Investment (Cost $1,791,044)					1,791,044

Total Value of Investments (Cost $59,881,345) - 100.50%							$71,378,953

Liabilities in Excess of Other Assets - (0.50)%							(353,503)

	Net Assets - 100.00%						$71,025,450

*	Non-income producing investment
§	Represents 7 day effective yield on March 31, 2021.
(a)	Counterparty is Interactive Brokers LLC.

							(Continued)

QCI Balanced Fund

Schedule of Investments - Continued
(Unaudited)

As of March 31, 2021

Summary of Investments
by Sector	% of Net
(Unaudited)	Assets	Value
Corporate Bonds:
Communication Services	1.57%	$ 1,112,050
Consumer Discretionary	1.55%	1,097,365
Consumer Staples	1.55%	1,099,168
Energy	0.80%	569,884
Financials	5.87%	4,172,695
Industrials	3.18%	2,257,192
Information Technology	3.15%	2,236,997
Utilities	1.18%	841,069
Federal Agency Obligations:
Financials	12.11%	8,601,652
United States Treasury Notes	4.95%	3,519,165
Municipal Bonds	1.85%	1,315,745
Preferred Stock:
Utilities	0.77%	544,062
Common Stocks:
Communication Services	4.73%	3,358,731
Consumer Discretionary	7.03%	4,994,638
Consumer Staples	3.23%	2,292,008
Energy	3.44%	2,444,690
Financials	10.24%	7,271,501
Health Care	7.99%	5,673,763
Industrials	4.68%	3,322,633
Information Technology	9.39%	6,670,696
Utilities	1.04%	740,978
Exchange-Traded Products:
Fixed Income	1.43%	1,014,146
Materials	5.26%	3,734,031
Real Estate Investment Trust	0.81%	577,050
Call Option Purchased	0.18%	126,000
Short-Term Investment	2.52%	1,791,044
Liabilities in Excess of Other Assets	-0.50%	(353,503)
Total Net Assets	100.00%	$ 71,025,450

See Notes to Financial Statements

QCI Balanced Fund

Statement of Assets and Liabilities
(Unaudited)

As of March 31, 2021

Assets:
Investments, at value (cost $59,881,345)	$71,378,953
Receivables:
Fund shares sold	6,535
Dividends and interest	125,331
Prepaid expenses:
Registration and filing fees	13,709
Fund accounting fees	2,330

Total assets	71,526,858

Liabilities:
Due to broker	248,296
Payables:
Investments purchased	192,714
Fund shares purchased	675
Accrued expenses:
Advisory fees	37,938
Professional fees	15,767
Shareholder fulfillment fees	1,625
Custody fees	1,325
Insurance fees	721
Security pricing fees	472
Trustee fees and meeting expenses	460
Miscellaneous expenses	439
Interest expense	384
Compliance fees	370
Administration fees	222

Total liabilities	501,408

Net Assets	$71,025,450

Net Assets Consist of:
Paid in Interest	$56,075,199
Distributable Earnings	14,950,251

Total Net Assets	$71,025,450
Institutional Class Shares Outstanding, no par value (unlimited authorized shares)	5,352,232
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$13.27

See Notes to Financial Statements

QCI Balanced Fund

Statement of Operations
(Unaudited)

For the fiscal period ended March 31, 2021

Investment Income:
Dividends (net of foreign withholding tax $12,669)	$325,973
Interest	198,069

Total Investment Income	524,042

Expenses:
Advisory fees (Note 2)	255,075
Administration fees (Note 2)	39,249
Professional fees	19,234
Registration and filing fees	18,648
Fund accounting fees (Note 2)	17,011
Transfer agent fees (Note 2)	10,500
Custody fees (Note 2)	9,423
Shareholder fulfillment expenses	7,660
Compliance service fees (Note 2)	6,370
Trustee fees and meeting expenses (Note 3)	4,550
Security pricing fees	4,324
Miscellaneous expenses (Note 2)	2,184
Insurance fees	2,019
Interest expense	648

Total Expenses	396,895

Fees waived by the Advisor (Note 2)	(52,616)

Net Expenses	344,279

Net Investment Income	179,763

Realized and Unrealized Gain on Investments

Net realized gain from:
Investment transactions and options written	3,739,925
Capital gain distributions from underlying funds	417
Total net realized gain	3,740,342

Net change in unrealized appreciation on investments	2,550,472

Net Realized and Unrealized Gain on Investments	6,290,814

Net Increase in Net Assets Resulting from Operations	$6,470,577

See Notes to Financial Statements

QCI Balanced Fund

Statements of Changes in Net Assets
	March 31,	September 30,
For the fiscal year or period ended	2021 (a)	2020

Operations:
Net investment income	$179,763	$600,076
Net realized gain from investment transactions and options written	3,739,925	3,452,419
Capital gain distributions from underlying funds	417	-
Net change in unrealized appreciation on investments
and options written	2,550,472	1,607,690

Net Increase in Net Assets Resulting from Operations	6,470,577	5,660,185

Distributions to Shareholders	(3,901,408)	(1,138,419)

Decrease in Net Assets Resulting from Distributions	(3,901,408)	(1,138,419)

Beneficial Interest Transactions:
Shares sold	6,296,713	8,027,087
Reinvested dividends and distributions	3,890,441	1,133,354
Shares repurchased	(10,408,990)	(8,343,136)

Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(221,836)	817,305

Net Increase in Net Assets	2,347,333	5,339,071

Net Assets:
Beginning of period	68,678,117	63,339,046
End of period	$71,025,450	$68,678,117

Institutional Share Class Information:
Shares sold	483,492	649,493
Reinvested distributions	303,655	93,531
Shares repurchased	(793,796)	(692,890)

Net Increase (Decrease) in Shares of Beneficial Interest	(6,649)	50,134

(a) Unaudited.

See Notes to Financial Statements

QCI Balanced Fund

Financial Highlights
	Institutional Class Shares
For a share outstanding during each	March 31,		September 30,
of the fiscal years or period ended	2021	(f)	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$12.82		$11.93	$12.81	$11.68	$10.95

Income from Investment Operations:
Net investment income (b)	0.03		0.11	0.15	0.12	0.10
Net realized and unrealized gain
on securities	1.16		0.99	0.27	1.13	0.73

Total from Investment Operations	1.19		1.10	0.42	1.25	0.83

Less Distributions to Shareholders:
Net investment income	(0.04)		(0.11)	(0.24)	(0.12)	(0.10)
Net realized gains	(0.70)		(0.10)	(1.06)	-	-

Total from Distributions to Shareholders	(0.74)		(0.21)	(1.30)	(0.12)	(0.10)

Net Asset Value, End of Period	$13.27		$12.82	$11.93	$12.81	$11.68

Total Return (e)	9.47%	(h)	9.38%	4.38%	10.76%	7.59%

Net Assets, End of Period (in thousands)	$71,025		$68,678	$63,339	$63,474	$60,315

Ratios of:
Gross Expenses to Average Net Assets (a)(d)	1.11%	(g)	1.15%	1.17%	1.14%	1.19%
Net Expenses to Average Net Assets (a)	0.97%	(g)	0.97%	0.97%	1.00%	1.00%
Net Investment Income to Average Net Assets (a)(c)	0.50%	(g)	0.92%	1.29%	0.99%	0.86%

Portfolio turnover rate	26.14%	(h)	47.81%	48.59%	43.92%	29.19%

(a)	Does not include expenses of the investment companies in which the Fund invests.
(b) Calculated using average shares method.
(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(e)
Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and excludes the effect of applicable sales charges and redemption fees. Had the Advisor not waived a portion of its fees, total returns would have been lower.

(f) Unaudited.
(g) Annualized.
(h) Not annualized.

See Notes to Financial Statements

QCI Balanced Fund

Notes to Financial Statements
(Unaudited)

As of March 31, 2021

1.  Organization and Significant Accounting Policies

The QCI Balanced Fund (the “Fund”) is a series of the Starboard Investment Trust (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is a separate, diversified series of the Trust and commenced operations on January 30, 2014. The investment objective of the Fund is to balance current income and principal conservation with the opportunity for long-term growth.  The Fund seeks to achieve its investment objective by investing in a diverse portfolio of corporate, agency, and U.S. Government fixed income securities, preferred stock, common stock of primarily large and mid-capitalization issuers, and derivative securities.  Allocation to equity and fixed income securities will range from 25%-75% of assets.
The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies,” and Financial Accounting Standards Update (“ASU”) 2013-08.

Investment Valuation
The Fund’s investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

(Continued)

QCI Balanced Fund

Notes to Financial Statements
(Unaudited)

As of March 31, 2021

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of March 31, 2021 for the Fund’s assets measured at fair value:

QCI Balanced Fund
Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Assets
Corporate Bonds*	$13,386,420	$-	$13,386,420	$-
Federal Agency Obligations	8,601,652	-	8,601,652	-
United States Treasury Notes	3,519,165	-	3,519,165	-
Municipal Bonds	1,315,745	-	1,315,745	-
Preferred Stock	544,062	544,062	-	-
Common Stocks*	36,769,638	36,769,638	-	-
Exchange-Traded Products*	4,748,177	4,748,177	-	-
Real Estate Investment Trust	577,050	577,050	-	-
Call Options Purchased	126,000	126,000	-	-
Short-Term Investment	1,791,044	1,791,044	-	-
Total Assets	$71,378,953	$44,555,971	$26,822,982	$-

 *    Refer to the Schedule of Investments for industry classification.
(a)	The Fund held no Level 3 securities during the fiscal period ended March 31, 2021.

Foreign Currency Translation
Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.  Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held.  Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.  These amounts can be found on the Statement of Operations.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on the accrual basis and includes accretion/amortization of discounts and premiums using the effective interest method.  Gains and losses are determined on the identified cost basis, which is the same basis used for Federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of Trust level expenses, which are allocated according to methods reviewed annually by the Board of Trustees.

(Continued)

QCI Balanced Fund

Notes to Financial Statements
(Unaudited)

As of March 31, 2021

Distributions
The Fund may declare and distribute dividends from net investment income (if any), quarterly.  Distributions from capital gains (if any) are generally declared and distributed annually. Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Related Parties and Service Providers

Advisor
The Fund pays a monthly fee to QCI Asset Management, Inc. (the “Advisor”) calculated at the annual rate of 0.72% of the Fund’s average daily net assets.

The Advisor has entered into a contractual agreement (the “Expense Limitation Agreement”) with the Trust, on behalf of the Fund, under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund’s total operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than 0.97% of the average daily net assets of the Fund.  The current term of the Expense Limitation Agreement remains in effect until January 31, 2022.  While there can be no assurance that the Expense Limitation Agreement will continue after that date, it is expected to continue from year-to-year thereafter.  The Advisor cannot recoup any amounts previously waived or reimbursed.

For the fiscal period ended March 31, 2021, $255,075 in advisory fees were incurred, and $52,616 of fees were waived by the Advisor.

Administrator
The Fund pays a monthly fee to The Nottingham Company (the “Administrator”) based upon the average daily net assets of the Fund and calculated at the annual rates as shown in the schedule below subject to a minimum of $2,000 per month.  The Administrator also receives a fee to procure and pay the Fund’s custodian, as additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses. The Administrator also receives a miscellaneous compensation fee for peer group, comparative analysis, and compliance support totaling $350 per month. As of March 31, 2021, the Administrator received $2,184 in miscellaneous reporting expenses.

(Continued)

QCI Balanced Fund

Notes to Financial Statements
(Unaudited)

As of March 31, 2021

A breakdown of the fees is provided in the following table:

Administration Fees*	Custody Fees*			Fund Accounting Fees (minimum monthly)	Fund Accounting Fees (asset- based fee)	Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate
First $250 million	0.100%	First $200 million	0.020%	$2,250	0.01%	$150 per state
Next $250 million	0.080%	Over $200 million	0.009%
Next $250 million	0.060%
Next $250 million	0.050%	*Minimum monthly fees of $2,000 and $417 for Administration and Custody, respectively.
Next $1 billion	0.040%
Over $2 billion	0.030%

The Fund incurred $39,249 in administration fees, $9,423 in custody fees, and $17,011 in fund accounting fees for the fiscal period ended March 31, 2021.

Compliance Services
During the fiscal period ended March 31, 2021, The Nottingham Company, Inc. served as the Trust’s compliance services provider including services as the Trust’s Chief Compliance Officer.  The Nottingham Company, Inc. is entitled to receive customary fees from the Fund for its services pursuant to the Compliance Services Agreement with the Fund.

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Fund pursuant to the Transfer Agent’s fee arrangements with the Fund.  The Fund incurred $10,500 in transfer agent fees during the fiscal period ended March 31, 2021.

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor.

For the period from October 1, 2020 through December 31, 2020, the Distributor received $5,000 per year paid in monthly installments for services provided and expenses assumed.

Effective January 1, 2021, the Distributor receives $6,500 per year paid in monthly installments for services provided and expenses assumed.  Additional expenses may be incurred for processing fees during the year.  This expense is included in the shareholder fulfillment expenses on the Statement of Operations.

3.   Trustees and Officers

The Trust is governed by the Board of Trustees, which is responsible for the management and supervision of the Fund.  The Trustees meet periodically throughout the year to review contractual agreements with companies that furnish services to the Fund; review performance of the Advisor and the Fund; and oversee activities of the Fund.  Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust.  Each Trustee who is not an “interested person” of the Trust or the Advisor within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustee”) receives $2,000 per series per year, $200 per meeting attended, and $500 per series per special meeting related to contract renewal issues.  The Trust reimburses each Trustee and officer of the Trust for his or her travel and other expenses related to attendance of Board meetings.  The Trust reimbursed each Trustee and officer of the Trust for his or her travel and other expenses related to attendance of Board meetings.  Additional fees were incurred during the year as special meetings were necessary in addition to the regularly scheduled meetings of the Board of Trustees.

(Continued)

QCI Balanced Fund

Notes to Financial Statements
(Unaudited)

As of March 31, 2021

Certain officers of the Trust may also be officers of the Administrator.

4.   Purchases and Sales of Investment Securities

For the fiscal period ended March 31, 2021, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$20,672,901	$18,065,314

Purchases of Government Securities	Proceeds from Sales of Government Securities
$5,520,384	$3,420,000

5.   Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management reviewed the Fund’s tax positions taken on federal income tax returns for the open tax years ended from September 30, 2018 through September 30, 2020, and through the period ended March 31, 2021, and determined the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the open tax years/period, the Fund did not incur any interest or penalties.

Distributions during the fiscal year/period ended were characterized for tax purposes as follows:

Distributions from
For the Fiscal Year Or Period Ended	Ordinary Income	Long-Term- Capital Gains
03/31/2021	$ 3,901,408	$ -
09/30/2020	$ 600,421	$ 537,998

 At March 31, 2021, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$ 59,881,345

Unrealized Appreciation	$ 12,160,468
Unrealized Depreciation	(662,860)
Net Unrealized Appreciation	$ 11,497,608

6.  Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

(Continued)

QCI Balanced Fund

Notes to Financial Statements
(Unaudited)

As of March 31, 2021

7.  Beneficial Ownership

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of March 31, 2021, Charles Schwab held 48.73% of the Fund. The Fund has no knowledge as to whether all or any portion of the shares owned of record by Charles Schwab are also owned beneficially.

8.   Subsequent Events

In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  Management has concluded there are no additional matters, other than those noted above, requiring recognition or disclosure.

QCI Balanced Fund

Additional Information
(Unaudited)

As of March 31, 2021

1.	Proxy Voting Policies and Voting Record

A copy of the Advisor’s Proxy and Corporate Action Voting Policies and Procedures is included as Appendix B to the Fund’s Statement of Additional Information and is available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission (“SEC”) at http://www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at http://www.sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT.  The Fund’s Forms N-PORT are available on the SEC’s website at http://www.sec.gov.  You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.	Tax Information

We are required to advise you within 60 days of the Fund’s fiscal year-end regarding federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Fund’s fiscal period ended March 31, 2021.

During the fiscal period ended March 31, 2021, the Fund paid $3,901,408 in income distributions but no long-term capital gain distributions.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.	Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2020 through March 31, 2021.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

(Continued)

QCI Balanced Fund

Additional Information
(Unaudited)

As of March 31, 2021

Institutional Class Shares	Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,094.70	$5.07
	$1,000.00	$1,020.09	$4.89
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio of 0.97%, multiplied by 182/365 (to reflect the one-half year period).

QCI
ASSET MA
, INC

GERALD FURCINITI, CFA

Co-Portfolio Manager

Jerry is a Portfolio Manager, Senior Equity Analyst, and serves as Co-Portfolio Manager of the QCI Balanced Fund. He is also QCI's Chief Technology Officer.

Jerry joined QCI in 2001 and became a Principal in 2017.

As an active member of the community, Jerry volunteers as a Director on the Board of the Rochester Rotary Charitable Trust. He previously served on the Board of Friendship Children's Center and the CFA Society of Rochester, where he is a past President. He has also mentored student teams that compete in the CFA Institute Research Challenge.

H. EDWARD SHILL, CFA

Lead Portfolio Manager

Ed is the President and CEO of QCI. He is also as the firm's Chief Investment Officer, and Lead Portfolio Manager of the QCI Balanced Fund.

Ed joined QCI in 1992 and became a Principal in 1994. In 2017, he became the majority shareholder of QCI and was named President and CEO.

Community service is a crucial part of Ed's life. He is an Honorary Director for Willow Domestic Violence Center, previously Alternatives for Battered Women (ABW), and has served on the board of the Society for the Protection & Care of Children.

ITEM 2.	CODE OF ETHICS.
Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.
None.

Item 11.	CONTROLS AND PROCEDURES.
(a)
The President and Principal Executive Officer and the Treasurer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934, as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 13.	EXHIBITS.
(a)(1)	Not applicable.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.
(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

/s/ Katherine M. Honey
By:	Katherine M. Honey President and Principal Executive Officer

Date:	June 9, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Katherine M. Honey
By:	Katherine M. Honey President and Principal Executive Officer

Date:	June 9, 2021

/s/ Ashley H. Lanham
By:	Ashley H. Lanham Treasurer, Principal Financial Officer, and Principal Accounting Officer

Date:	June 9, 2021